FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 6,021	$ 4,135
Total capital securities	3,033	3,075
Total financial liabilities	62,047	62,794
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets		1,371	$ 767
Total financial liabilities		922	$ 838
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	1,719	1,250
Investments in equity instruments designated at fair value through other comprehensive income	86	121
Derivative assets	236	90
Total financial assets	2,041	1,461
Total capital securities	863	922
Derivative financial liabilities	688	702
Total financial liabilities	1,551	1,624
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Derivative assets	0	0
Total financial assets	0	0
Total capital securities	0	0
Derivative financial liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	123	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Derivative assets	236	90
Total financial assets	359	90
Total capital securities	0	0
Derivative financial liabilities	688	702
Total financial liabilities	688	702
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	1,596	1,250
Investments in equity instruments designated at fair value through other comprehensive income	86	121
Derivative assets	0	0
Total financial assets	1,682	1,371
Total capital securities	863	922
Derivative financial liabilities	0	0
Total financial liabilities	$ 863	$ 922